CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
CASH AND CASH EQUIVALENTS
Cash and cash equivalents include cash and short-term, highly liquid investments with maturity dates of less than three months when acquired that are readily convertible to cash and which are subject to an insignificant risk of changes in value. Counterparties and instruments used to hold the Group’s cash and cash equivalents are continually assessed, with a focus on preservation of capital and liquidity. Bank overdrafts are classified as current portion of borrowings in the consolidated statement of financial position.
The following table summarises the cash and cash equivalents outstanding in the consolidated statement of financial position as at the dates presented:

	31 December 2019	31 December 2018
	€ million	€ million
Cash at banks and on hand	170	279
Short-term deposits and securities	146	30
Total cash and cash equivalents	316	309
Cash and cash equivalents are held in the following currencies as at the dates presented:

	31 December 2019	31 December 2018
	€ million	€ million
Euro	88	185
US dollar	27	6
British pound	124	33
Norwegian krone	44	26
Swedish krona	21	44
Other	12	15
Total cash and cash equivalents	316	309

There are no material restrictions on the Group’s cash and cash equivalents.